Shareholder Fees - TargetedInternationalFunds-RetailComboPRO	Dec. 30, 2024 USD ($)
TargetedInternationalFunds-RetailComboPRO | Fidelity Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none